Note 4 - Discontinued Operations - Components of Balance Sheet Accounts (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Accounts receivable, net			$ 715,993
Prepaid expenses and other current assets		231,978	278,891
Deferred acquisitions costs			253,685
Total Current Assets		231,978	1,248,569
Liabilities:
Accounts payable			556,800
Accrued expenses - leases			66,101
Total Current Liabilities	1,088,904	1,240,000	3,907,368
Network [Member]
Liabilities:
Accrued expenses - leases	$ 1,088,904	$ 1,240,000	$ 3,284,467